Financial Instruments	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
12
Financial instruments
i)
Accounting classification and fair values

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

		Carrying amount				Fair value
	Note	FVTPL	FVOCI	Amortized cost	Total	Level 1	Level 2	Level 3	Total
		$	$	$	$	$	$	$	$
(in $ millions)
June 30, 2023
Financial assets
Debt investments		711	40	—	751	594	75	82	751
Equity investments		265	—	—	265	135	—	130	265
Time deposits		—	—	2,626	2,626	—	—	—	—
Trade and other receivables		—	—	362	362	—	—	—	—
Other assets		—	—	211	211	—	—	—	—
Cash and cash equivalents	5	—	—	2,282	2,282	—	—	—	—
Total		976	40	5,481	6,497	729	75	212	1,016
Financial liabilities
Term loan		—	—	(483)	(483)	—	—	—	—
Warrant liabilities		(12)	—	—	(12)	(12)	—	—	(12)
Bank loans		—	—	(116)	(116)	—	—	—	—
Trade payables and other liabilities		(6)	(99)	(788)	(893)	—	—	(105)	(105)
Total		(18)	(99)	(1,387)	(1,504)	(12)	—	(105)	(117)

		Carrying amount				Fair value
	Note	FVTPL	FVOCI	Amortized cost	Total	Level 1	Level 2	Level 3	Total
		$	$	$	$	$	$	$	$
(in $ millions)
December 31, 2022
Financial assets
Debt investments		772	26	—	798	179	567	52	798
Equity investments		334	—	—	334	188	—	146	334
Time deposits		—	—	3,744	3,744	—	—	—	—
Trade and other receivables		—	—	372	372	—	—	—	—
Other assets		3	—	182	185	—	3	—	3
Cash and cash equivalents	5	—	—	1,952	1,952	—	—	—	—
Total		1,109	26	6,250	7,385	367	570	198	1,135
Financial liabilities
Term loan		—	—	(1,061)	(1,061)	—	—	—	—
Warrant liabilities		(14)	—	—	(14)	(14)	—	—	(14)
Bank loans		—	—	(118)	(118)	—	—	—	—
Trade payables and other liabilities		(6)	(93)	(800)	(899)	—	—	(99)	(99)
Total		(20)	(93)	(1,979)	(2,092)	(14)	—	(99)	(113)

ii)
Measurement of fair values
a)
Valuation techniques and significant unobservable inputs

The following tables show the valuation techniques used in measuring Level 2 and Level 3 fair values for financial instruments in the statement of financial position, as well as the significant unobservable inputs used. The movement in fair value arising from reasonably possible changes to the significant unobservable inputs was assessed as not significant.

	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs
Assets
Debt investments	Broker prices/ Income approach	Risk-adjusted discount rate using Income approach	The estimated fair value would decrease (increase) if the discount rates were higher (lower).
Equity Investments	Market comparison technique	Adjusted market multiple	The estimated fair value would increase (decrease) if the adjusted market multiple were higher (lower).
		Volatility rates	The estimated fair value would either increase or decrease if the volatility rate increases.

Liabilities
Put options issued to non-controlling interests	Income approach	Probability attributed to achieving certain milestones	The estimated fair value of the put liability would increase (decrease) if the probability attributed to achieving certain milestones were higher (lower).

b)
Level 3 fair values

The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair values:

	Equity and debt investments	Other liabilities
	$	$
(in $ millions)
At January 1, 2022	161	(42)
Put liability arising from business combination	—	(91)
Net change in fair value (unrealized)	(6)	—
Net purchases/ (issuances)	30	—
Transfer between Level 3 and Level 1	—	33
At June 30, 2022	185	(100)
At January 1, 2023	198	(99)
Net change in fair value (unrealized)	(17)	(6)
Net purchases/ (issuances)	31	—
At June 30, 2023	212	(105)

Transfer between Level 3 and 1

The warrants which were in the process of registration for resale as at December 31, 2021 were then registered for resale during the six months ended June 30, 2022 and hence transferred from Level 3 to Level 1 due to the availability of quoted prices.